Other non-current assets	12 Months Ended
Dec. 31, 2022
Miscellaneous non-current assets [abstract]
Other non-current assets
11. Other non-current assets

Joint ventures are undertakings in which the Group has an interest and which are jointly controlled by the Group and one or more other parties. Associates are undertakings where the Group has an investment in which it does not have control or joint control but can exercise significant influence.
Interests in joint ventures and associates are accounted for using the equity method and are stated in the consolidated balance sheet at cost, adjusted for the movement in the Group’s share of their net assets and liabilities. The Group’s share of the profit or loss after tax of joint ventures and associates is included in the Group’s consolidated profit before taxation.
Where the Group’s share of losses exceeds its interest in the equity accounted investee, the carrying amount of the investment is reduced to zero and the recognition of further losses is discontinued, except to the extent that the Group has an obligation to make payments on behalf of the investee.

	€ million	€ million
	2022	2021
Interest in net assets of joint ventures	65	37
Interest in net assets of associates	19	23
Long-term trade and other receivables(a)	520	499
Other non-current assets(b)	338	415
	942	974
(a)Including indirect tax receivables where we do not have the contractual right to receive payment within 12 months.
(b)Includes direct tax assets, withholding tax assets, interest on tax assets and contingent assets.
11. Other non-current assets continued

	€ million	€ million
Movements during 2022 and 2021	2022	2021
Joint ventures(a)
1 January	37	29
Additions	3	2
Dividends received/reductions	(189)	(171)
Share of net profit/(loss)	213	176
Currency retranslation	1	1
31 December	65	37
Associates
1 January	23	34
Additions	6	7
Dividend received/reductions	(4)	(32)
Share of net profit/(loss)	(5)	15
Currency retranslation	(1)	(1)
31 December	19	23
(a)Our principal joint ventures are Unilever FIMA LDA in Portugal, Binzagr Unilever Distribution in the Middle East, the Pepsi Lipton Tea Partnership in the US and Pepsi Lipton International Ltd for the rest of the world.
The joint ventures and associates have no contingent liabilities to which the Group is exposed, and the Group has no contingent liabilities in relation to its interests in the joint ventures and associates.
The Group has no outstanding capital commitments to joint ventures.
Outstanding balances with joint ventures and associates are shown in note 23 on page 203.